Note 23 - Changes in Goodwill (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Changes in Goodwill [Line Items]
Goodwill, balance, period start	€ 2,881		€ 3,876
Goodwill acquired during the year	0		0
Purchase accounting adjustments	0		0
Transfers	0		0
Reclassification from (to) held for sale	0		0
Goodwill related to dispositions without being classified as held for sale	0		(1)
Impairment losses	0	[1]	(1,035)
Exchange rate changes/other	(142)		42
Goodwill, balance, period end	2,739		2,881
Gross amount of goodwill	11,073		11,607
Accumulated impairment losses	(8,334)		(8,726)
Investment Bank [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start	0		0
Goodwill acquired during the year	0		0
Purchase accounting adjustments	0		0
Transfers	0		0
Reclassification from (to) held for sale	0		0
Goodwill related to dispositions without being classified as held for sale	0		0
Impairment losses	0	[1]	0
Exchange rate changes/other	0		0
Goodwill, balance, period end	0		0
Gross amount of goodwill	3,608		3,915
Accumulated impairment losses	(3,608)		(3,915)
Corporate Bank [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start	0		489
Goodwill acquired during the year	0		0
Purchase accounting adjustments	0		0
Transfers	0		0
Reclassification from (to) held for sale	0		0
Goodwill related to dispositions without being classified as held for sale	0		0
Impairment losses	0	[1]	(491)
Exchange rate changes/other	0		2
Goodwill, balance, period end	0		0
Gross amount of goodwill	569		603
Accumulated impairment losses	(569)		(603)
Asset Management [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start	2,881		2,843
Goodwill acquired during the year	0		0
Purchase accounting adjustments	0		0
Transfers	0		0
Reclassification from (to) held for sale	0		0
Goodwill related to dispositions without being classified as held for sale	0		0
Impairment losses	0	[1]	0
Exchange rate changes/other	(142)		38
Goodwill, balance, period end	2,739		2,881
Gross amount of goodwill	3,197		3,371
Accumulated impairment losses	(458)		(490)
Capital Release Unit [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start	0		543
Goodwill acquired during the year	0		0
Purchase accounting adjustments	0		0
Transfers	0		0
Reclassification from (to) held for sale	0		0
Goodwill related to dispositions without being classified as held for sale	0		0
Impairment losses	0	[1]	(545)
Exchange rate changes/other	0		2
Goodwill, balance, period end	0		0
Gross amount of goodwill	3,698		3,717
Accumulated impairment losses	(3,698)		(3,717)
Others [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start	0		1
Goodwill acquired during the year	0		0
Purchase accounting adjustments	0		0
Transfers	0		0
Reclassification from (to) held for sale	0		0
Goodwill related to dispositions without being classified as held for sale	0		(1)
Impairment losses	0	[1]	0
Exchange rate changes/other	0		0
Goodwill, balance, period end	0		0
Gross amount of goodwill	0		0
Accumulated impairment losses	€ 0		€ 0

[1]	Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement.